ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of depreciation and amortisation expense [Table Text Block]
Buildings	10 years
Machinery and equipment	5 years
Furniture and fixtures	5 years
Vehicles	5 years
Computer equipment	3 years
Computer software	1 year